UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
 (Name and address of agents for service)

Registrant's telephone number, including area code: (213) 769-8289

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1.  Schedule of Investments

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS – 99.6%
CONSUMER DISCRETIONARY – 13.1%
1-800-Flowers.com, Inc. - Class A*	2,570	$8,969
AH Belo Corp. - Class A	1,700	6,834
Ambassadors Group, Inc.1	1,200	6,528
American Greetings Corp. - Class A1	1,830	26,755
Ark Restaurants Corp.1	360	5,198
Ballantyne Strong, Inc.*	640	3,821
Barnes & Noble, Inc.*1	3,110	51,191
Bassett Furniture Industries, Inc.	490	5,052
Beasley Broadcasting Group, Inc. - Class A*	500	2,945
Beazer Homes USA, Inc.*1	9,900	32,175
bebe stores, Inc.	6,500	38,155
Big 5 Sporting Goods Corp.	1,680	12,701
Biglari Holdings, Inc.*	30	11,592
Black Diamond, Inc.*	780	7,371
Bluefly, Inc.*1	600	756
Bob Evans Farms, Inc.	1,310	52,662
Body Central Corp.*	1,800	16,200
Bon-Ton Stores, Inc.1	1,690	13,199
Boyd Gaming Corp.*1	7,100	51,120
Brown Shoe Co., Inc.1	2,490	32,146
Build-A-Bear Workshop, Inc.*1	1,810	8,652
Cache, Inc.*	1,300	6,032
Callaway Golf Co.1	4,900	28,959
Cambium Learning Group, Inc.*	4,900	4,655
Career Education Corp.*	5,200	34,788
Carriage Services, Inc.	2,100	17,472
Casual Male Retail Group, Inc.*	3,880	14,084
Central European Media Enterprises Ltd. - Class A*1	4,960	25,197
Century Casinos, Inc.*	2,800	7,616
Christopher & Banks Corp.	2,510	2,962
Churchill Downs, Inc.	760	44,680
Citi Trends, Inc.*1	1,260	19,454
Coldwater Creek, Inc.*1	6,420	3,505
Columbia Sportswear Co.1	1,750	93,835
Conn's, Inc.*1	1,900	28,120
Cooper Tire & Rubber Co.	5,100	89,454
Core-Mark Holding Co., Inc.	550	26,477
Corinthian Colleges, Inc.*1	7,180	20,750
Crown Crafts, Inc.	500	2,770
CSS Industries, Inc.	470	9,659
Culp, Inc.	1,120	11,480
Cumulus Media, Inc. - Class A*1	10,900	32,809
Delta Apparel, Inc.*	440	6,010
Digital Generation, Inc.*1	1,930	23,874

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Dixie Group, Inc.*	213	$809
Dover Downs Gaming & Entertainment, Inc.	2,249	6,769
Dover Motorsports, Inc.*	4,000	5,200
DreamWorks Animation SKG, Inc. - Class A*1	4,100	78,146
Education Management Corp.*1	8,800	61,160
Emerson Radio Corp.*	2,700	5,481
Entercom Communications Corp. - Class A*1	2,370	14,267
Escalade, Inc.	421	2,332
EW Scripps Co. - Class A*	2,500	24,025
Exide Technologies*	4,980	16,733
Federal-Mogul Corp.*1	7,800	85,800
Fisher Communications, Inc.*	350	10,469
Flexsteel Industries, Inc.	210	4,154
Fred's, Inc. - Class A1	3,200	48,928
Frisch's Restaurants, Inc.	280	7,935
Fuel Systems Solutions, Inc.*1	2,100	35,049
Full House Resorts, Inc.*	2,010	5,769
Furniture Brands International, Inc.*	5,540	6,870
G-III Apparel Group Ltd.*	1,800	42,642
Gaiam, Inc. - Class A*	1,790	6,981
Gaming Partners International Corp.	941	5,768
Gaylord Entertainment Co.*1	2,340	90,230
Global Sources Ltd.*1	2,500	16,500
Gray Television, Inc.*	5,280	7,762
Group 1 Automotive, Inc.1	1,500	68,415
Harte-Hanks, Inc.1	5,500	50,270
Haverty Furniture Cos., Inc.	1,340	14,968
Helen of Troy Ltd.*	1,570	53,207
hhgregg, Inc.*1	2,200	24,882
Hooker Furniture Corp.	480	5,659
Iconix Brand Group, Inc.*1	5,200	90,844
International Speedway Corp. - Class A	1,408	36,861
Isle of Capri Casinos, Inc.*	2,770	17,091
J Alexander's Corp.*	500	5,680
JAKKS Pacific, Inc.1	1,400	22,414
Joe's Jeans, Inc.*1	7,400	7,770
Johnson Outdoors, Inc. - Class A*	150	3,090
Jones Group, Inc.	5,300	50,668
Journal Communications, Inc. - Class A*	3,100	15,996
K-Swiss, Inc. - Class A*1	2,570	7,916
KB Home1	6,200	60,760
Kid Brands, Inc.*	3,070	6,140
Kirkland's, Inc.*1	1,800	20,250
La-Z-Boy, Inc.*	2,900	35,641

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Lacrosse Footwear, Inc.	182	$1,982
Lakeland Industries, Inc.*	190	1,343
Lifetime Brands, Inc.	1,400	17,458
Lincoln Educational Services Corp.	2,800	18,200
Lithia Motors, Inc. - Class A1	570	13,139
Live Nation Entertainment, Inc.*	9,800	89,964
Luby's, Inc.*	2,110	14,137
M/I Homes, Inc.*1	620	10,738
Mac-Gray Corp.	1,040	14,654
Marcus Corp.	1,380	18,989
MarineMax, Inc.*1	1,860	17,689
Marriott Vacations Worldwide Corp.*	2,300	71,254
Martha Stewart Living Omnimedia - Class A1	4,000	13,600
McClatchy Co. - Class A*1	4,520	9,944
Men's Wearhouse, Inc.	150	4,221
Meredith Corp.1	2,200	70,268
Modine Manufacturing Co.*	3,800	26,334
Monarch Casino & Resort, Inc.*	1,400	12,796
Motorcar Parts of America, Inc.*1	900	4,041
Movado Group, Inc.	320	8,006
Navarre Corp.*	3,525	5,605
New York Times Co. - Class A*	3,100	24,180
Office Depot, Inc.*	19,200	41,472
OfficeMax, Inc.*1	7,300	36,938
Pacific Sunwear of California, Inc.*1	5,880	10,760
Pep Boys-Manny Moe & Jack1	5,300	52,470
Perfumania Holdings, Inc.*	753	6,242
Perry Ellis International, Inc.*	1,000	20,750
Pinnacle Entertainment, Inc.*	4,500	43,290
Quiksilver, Inc.*	12,800	29,824
Radio One, Inc. - Class A*	1,800	1,620
Radio One, Inc. - Class D*1	1,678	1,574
RadioShack Corp.1	8,480	32,563
Reading International, Inc. - Class A*	2,160	11,686
Red Lion Hotels Corp.*	1,540	13,321
Red Robin Gourmet Burgers, Inc.*	1,400	42,714
Regis Corp.1	3,135	56,305
Rick's Cabaret International, Inc.*	870	7,543
Rocky Brands, Inc.*	480	6,331
Ruby Tuesday, Inc.*	4,000	27,240
Saga Communications, Inc. - Class A*	10	371
Saks, Inc.*1	9,900	105,435
Salem Communications Corp. - Class A	2,030	11,104
Scholastic Corp.	1,850	52,096

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
School Specialty, Inc.*1	1,500	$4,890
Scientific Games Corp. - Class A*	6,800	58,140
Shiloh Industries, Inc.	820	9,430
Shoe Carnival, Inc.	1,200	25,788
Skechers U.S.A., Inc. - Class A*1	2,150	43,796
Skyline Corp.	140	711
Sonic Automotive, Inc. - Class A1	3,260	44,564
Spartan Motors, Inc.	2,560	13,414
Speedway Motorsports, Inc.	950	16,065
Stage Stores, Inc.	1,768	32,390
Standard Motor Products, Inc.	1,600	22,528
Standard Pacific Corp.*1	10,480	64,871
Stanley Furniture Co., Inc.*	616	2,458
Stein Mart, Inc.*	2,600	20,670
Steinway Musical Instruments, Inc.*	1,200	29,400
Stewart Enterprises, Inc. - Class A	5,700	40,698
Stoneridge, Inc.*	2,700	18,387
Strattec Security Corp.	60	1,262
Summer Infant, Inc.*	2,400	7,872
Superior Industries International, Inc.	1,500	24,555
Superior Uniform Group, Inc.	503	6,162
Systemax, Inc.*	2,800	33,096
Talbots, Inc.*1	1,580	3,982
Tandy Leather Factory, Inc.	370	1,961
Trans World Entertainment Corp.*	4,400	13,640
Tuesday Morning Corp.*	3,180	13,642
Unifi, Inc.*	1,600	18,128
Universal Electronics, Inc.*1	1,070	14,092
Valuevision Media, Inc. - Class A*1	3,700	7,696
VOXX International Corp.*	750	6,990
West Marine, Inc.*	1,600	18,800
Wet Seal, Inc. - Class A*	7,400	23,384
Weyco Group, Inc.	490	11,358
WMS Industries, Inc.*	2,070	41,297
Zale Corp.*	2,490	6,698
		3,919,971
CONSUMER STAPLES – 2.8%
Alico, Inc.1	300	9,162
Alliance One International, Inc.*	5,020	17,369
Andersons, Inc.1	830	35,408
Central European Distribution Corp.*1	6,900	19,734
Central Garden and Pet Co.*	1,130	11,729
Central Garden and Pet Co. - Class A*1	3,200	34,848

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Chiquita Brands International, Inc.*	4,000	$20,000
Craft Brew Alliance, Inc.*	1,520	12,434
Diamond Foods, Inc.1	70	1,249
Dole Food Co., Inc.*1	6,700	58,826
Farmer Bros Co.*	1,280	10,189
Fresh Del Monte Produce, Inc.	4,300	100,921
Harbinger Group, Inc.*	9,830	76,576
Ingles Markets, Inc. - Class A	230	3,687
Inter Parfums, Inc.	1,200	20,724
John B Sanfilippo & Son, Inc.*	140	2,499
MGP Ingredients, Inc.1	1,410	4,526
Nash Finch Co.	800	17,184
Natural Alternatives International, Inc.*	389	2,991
Nutraceutical International Corp.*	170	2,592
Oil-Dri Corp. of America	90	1,971
Omega Protein Corp.*	830	6,109
Orchids Paper Products Co.1	1,000	17,680
Overhill Farms, Inc.*	720	2,822
Pantry, Inc.*	1,510	22,197
Primo Water Corp.*1	2,790	3,097
Seneca Foods Corp. - Class A*	290	7,801
Spartan Stores, Inc.	1,230	22,300
Spectrum Brands Holdings, Inc.*	3,500	113,995
Universal Corp.	1,400	64,862
Weis Markets, Inc.	2,100	93,492
Westway Group, Inc.*	1,200	7,188
		826,162
ENERGY – 7.8%
Adams Resources & Energy, Inc.	500	20,960
Alon USA Energy, Inc.	3,500	29,610
Amyris, Inc.*1	4,700	20,821
Arch Coal, Inc.1	14,600	100,594
Basic Energy Services, Inc.*	3,700	38,184
Bill Barrett Corp.*1	2,800	59,976
Bolt Technology Corp.	1,100	16,511
Bristow Group, Inc.	1,750	71,172
Cal Dive International, Inc.*	10,300	29,870
Callon Petroleum Co.*	4,500	19,170
Carrizo Oil & Gas, Inc.*	2,480	58,305
Clayton Williams Energy, Inc.*	900	43,542
Cloud Peak Energy, Inc.*1	4,800	81,168
Comstock Resources, Inc.*	900	14,778
Crimson Exploration, Inc.*1	3,670	16,845

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Dawson Geophysical Co.*	430	$10,243
Delek U.S. Holdings, Inc.	4,600	80,914
DHT Holdings, Inc.	3,370	2,104
Double Eagle Petroleum Co.*	990	4,336
Energy Partners Ltd.*	3,000	50,700
Energy Services of America Corp.*1	1,700	3,825
ENGlobal Corp.*	2,860	4,290
EXCO Resources, Inc.1	4,610	34,990
Exterran Holdings, Inc.*	5,500	70,125
Forbes Energy Services Ltd.*	2,100	9,870
Forest Oil Corp.*	9,800	71,834
Green Plains Renewable Energy, Inc.*1	2,800	17,472
Gulf Island Fabrication, Inc.	750	21,157
Gulfmark Offshore, Inc. - Class A*	1,900	64,676
Gulfport Energy Corp.*1	3,900	80,457
Hallador Energy Co.1	2,900	24,592
Hercules Offshore, Inc.*	13,600	48,144
James River Coal Co.*1	2,780	7,534
Key Energy Services, Inc.*	10,200	77,520
Knightsbridge Tankers Ltd.1	2,300	18,722
L&L Energy, Inc.*1	3,730	6,416
Matrix Service Co.*	2,500	28,375
Mitcham Industries, Inc.*	1,200	20,364
Natural Gas Services Group, Inc.*	1,300	19,266
Newpark Resources, Inc.*	8,200	48,380
Overseas Shipholding Group, Inc.1	1,840	20,442
Parker Drilling Co.*	9,200	41,492
Patriot Coal Corp.*1	7,100	8,662
PDC Energy, Inc.*1	2,100	51,492
Penn Virginia Corp.	3,170	23,268
PHI, Inc.*	1,200	33,372
Pioneer Drilling Co.*	5,000	39,850
Quicksilver Resources, Inc.*1	12,900	69,918
Resolute Energy Corp.*1	5,300	50,721
REX American Resources Corp.*	900	17,568
Rex Energy Corp.*	4,800	53,808
SemGroup Corp. - Class A*	2,450	78,228
Ship Finance International Ltd.1	5,400	84,402
Stone Energy Corp.*	3,500	88,690
Swift Energy Co.*	3,200	59,552
Synergy Resources Corp.*1	6,000	18,480
TETRA Technologies, Inc.*	7,200	51,336
Union Drilling, Inc.*1	3,400	15,232
USEC, Inc.*1	3,440	3,406

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
ENERGY (Continued)
Vantage Drilling Co.*	24,100	$36,150
Warren Resources, Inc.*	7,100	17,040
Willbros Group, Inc.*	4,800	31,008
		2,341,929
FINANCIALS – 28.5%
1st Source Corp.	1,600	36,160
Access National Corp.1	771	10,100
ACNB Corp.	100	1,455
Alliance Financial Corp.1	290	9,959
American Equity Investment Life Holding Co.1	5,300	58,353
American National Bankshares, Inc.	380	8,953
American Safety Insurance Holdings Ltd.*	540	10,125
Ameris Bancorp*1	1,430	18,018
AMERISAFE, Inc.*	1,600	41,520
AmeriServ Financial, Inc.*	2,400	6,768
Ames National Corp.1	150	3,449
Amtrust Financial Services, Inc.1	1,800	53,478
Argo Group International Holdings Ltd.	2,200	64,394
Arrow Financial Corp.1	590	14,260
Artio Global Investors, Inc.1	4,300	15,050
Astoria Financial Corp.1	6,100	59,780
Atlantic American Corp.1	3,400	9,350
Baldwin & Lyons, Inc. - Class B	900	20,916
Bancfirst Corp.1	1,192	49,957
BancorpSouth, Inc.	1,920	27,878
Bank of Commerce Holdings1	1,290	5,263
Bank of Kentucky Financial Corp.1	380	10,123
Bank of Marin Bancorp	250	9,252
Bar Harbor Bankshares	200	7,200
BCB Bancorp, Inc.1	1,000	10,370
Beacon Federal Bancorp, Inc.	510	10,113
Berkshire Bancorp, Inc.*1	300	2,640
BNC Bancorp1	450	3,537
BofI Holding, Inc.*1	1,000	19,760
Boston Private Financial Holdings, Inc.	5,100	45,543
Bridge Bancorp, Inc.	440	10,380
Brookline Bancorp, Inc.	1,996	17,665
Bryn Mawr Bank Corp.	840	17,699
C&F Financial Corp.	50	2,008
Calamos Asset Management, Inc. - Class A	1,800	20,610
California First National Bancorp	170	2,667
Camden National Corp.	241	8,825
Cape Bancorp, Inc.*1	680	5,651

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Capital City Bank Group, Inc.1	1,500	$11,055
Cardinal Financial Corp.	2,500	30,700
Cash America International, Inc.	2,400	105,696
Cathay General Bancorp1	5,200	85,852
Center Bancorp, Inc.	973	10,946
Central Pacific Financial Corp.*	2,460	34,735
Central Valley Community Bancorp*1	160	1,126
Century Bancorp, Inc. - Class A	60	1,784
CFS Bancorp, Inc.	1,000	4,470
Chemical Financial Corp.	2,500	53,750
Cheviot Financial Corp.1	800	6,848
Citizens & Northern Corp.	1,200	22,860
Citizens Republic Bancorp, Inc.*	3,600	61,668
City Holding Co.1	1,300	43,797
CNB Financial Corp.1	930	15,168
CNO Financial Group, Inc.1	17,800	138,840
CoBiz Financial, Inc.	2,580	16,151
Codorus Valley Bancorp, Inc.	200	2,686
Colonial Financial Services, Inc.*	9	117
Columbia Banking System, Inc.	3,200	60,224
Commercial National Financial Corp.	190	3,943
Community Bank System, Inc.1	3,300	89,496
Community Trust Bancorp, Inc.	730	24,448
CompuCredit Holdings Corp.*1	2,200	7,964
Cowen Group, Inc. - Class A*	10,830	28,808
Crawford & Co. - Class A1	2,400	9,264
Crawford & Co. - Class B	1,400	5,726
Crescent Financial Bancshares, Inc.*	750	3,390
CVB Financial Corp.1	6,700	78,055
DFC Global Corp.*	2,547	46,941
Dime Community Bancshares, Inc.	3,300	43,857
Donegal Group, Inc. - Class A	2,000	26,560
Doral Financial Corp.*	9,700	14,550
Eagle Bancorp, Inc.*	1,170	18,427
Eastern Insurance Holdings, Inc.	530	9,010
EMC Insurance Group, Inc.	620	12,524
Employers Holdings, Inc.	2,600	46,904
Endurance Specialty Holdings Ltd.	2,900	111,128
Enstar Group Ltd.*	640	63,322
Enterprise Bancorp, Inc.1	1,000	16,390
Enterprise Financial Services Corp.	1,400	15,344
ESB Financial Corp.1	1,090	14,388
ESSA Bancorp, Inc.	700	7,560
Evercore Partners, Inc. - Class A	1,600	37,424

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Ezcorp, Inc. - Class A*	2,400	$56,304
Farmers National Banc Corp.1	1,200	7,476
FBL Financial Group, Inc. - Class A	2,100	58,821
FBR & Co.*	5,400	14,958
Federal Agricultural Mortgage Corp. - Class C1	760	19,935
Fidelity Southern Corp.	500	4,320
Financial Institutions, Inc.	1,040	17,555
First Acceptance Corp.*	3,718	4,982
First American Financial Corp.	7,800	132,288
First BanCorp*1	16,200	64,152
First Bancorp1	1,310	11,646
First Bancorp, Inc.	870	14,790
First Busey Corp.	5,300	25,599
First Citizens Banc Corp.	400	2,480
First Citizens BancShares, Inc. - Class A	101	16,832
First Commonwealth Financial Corp.	320	2,154
First Community Bancshares, Inc.	1,130	16,306
First Defiance Financial Corp.	870	14,894
First Financial Bancorp	3,800	60,724
First Financial Corp.	1,100	31,900
First Interstate Bancsystem, Inc.	830	11,819
First Marblehead Corp.*1	11,650	13,630
First Merchants Corp.	2,100	26,166
First of Long Island Corp.	900	26,073
Firstbank Corp.	630	6,300
Firstcity Financial Corp.*	170	1,471
FirstMerit Corp.1	6,200	102,424
Flushing Financial Corp.	2,900	39,527
FNB Corp.1	9,300	101,091
Fortegra Financial Corp.*	1,650	13,200
FXCM, Inc. - Class A	2,000	23,520
Gain Capital Holdings, Inc.1	2,400	11,976
German American Bancorp, Inc.1	610	12,505
GFI Group, Inc.	7,600	27,056
Gleacher & Co., Inc.*	8,100	6,480
Great Southern Bancorp, Inc.	800	22,064
Green Bankshares, Inc.*	4,988	8,280
Greenlight Capital Re Ltd. - Class A*	2,300	58,466
Hallmark Financial Services*	961	7,496
Hampton Roads Bankshares, Inc.*1	3,095	3,374
Hanmi Financial Corp.*	1,860	19,493
Hanover Insurance Group, Inc.	1,900	74,347
Harleysville Savings Financial Corp.	60	1,056
Heartland Financial USA, Inc.	1,080	25,920

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Heritage Commerce Corp.*	750	$4,875
Heritage Financial Corp.	50	733
Heritage Oaks Bancorp*1	2,370	13,201
Hingham Institution for Savings	250	15,117
Home Bancorp, Inc.*1	1,000	17,130
Home BancShares, Inc.	2,400	73,392
Homeowners Choice, Inc.	400	7,040
HopFed Bancorp, Inc.	228	1,611
Horace Mann Educators Corp.	3,300	57,684
Horizon Bancorp	80	2,104
Hudson Valley Holding Corp.	60	1,086
Independence Holding Co.	1,304	12,844
Independent Bank Corp.1	1,300	37,973
Infinity Property & Casualty Corp.	900	51,903
Interactive Brokers Group, Inc. - Class A	3,700	54,464
International Bancshares Corp.	5,300	103,456
Intervest Bancshares Corp. - Class A*	2,060	7,890
INTL. FCStone, Inc.*	1,600	30,960
Investment Technology Group, Inc.*	3,300	30,360
Investors Bancorp, Inc.*	7,000	105,630
Investors Title Co.	100	5,693
Janus Capital Group, Inc.1	14,100	110,262
JMP Group, Inc.	2,700	16,686
Kaiser Federal Financial Group, Inc.	1,100	16,258
Kansas City Life Insurance Co.	600	21,114
Kemper Corp.	3,400	104,550
Knight Capital Group, Inc. - Class A*	7,600	90,744
Lakeland Bancorp, Inc.	1,714	18,031
Lakeland Financial Corp.	1,400	37,562
LNB Bancorp, Inc.	400	2,632
Macatawa Bank Corp.*1	2,200	7,502
Maiden Holdings Ltd.	4,600	39,928
MainSource Financial Group, Inc.	1,450	17,153
Manning & Napier, Inc.	1,400	19,922
Meadowbrook Insurance Group, Inc.	3,300	29,007
Mercantile Bank Corp.*	900	16,605
Merchants Bancshares, Inc.	310	8,541
Meta Financial Group, Inc.	100	1,993
Metro Bancorp, Inc.*	1,260	15,158
MetroCorp Bancshares, Inc.*	200	2,134
MGIC Investment Corp.*1	15,400	44,352
MicroFinancial, Inc.	1,270	10,287
Middleburg Financial Corp.	120	2,040
MidWestOne Financial Group, Inc.	1,000	21,500

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Monarch Financial Holdings, Inc.	100	$985
Montpelier Re Holdings Ltd.	4,200	89,418
MutualFirst Financial, Inc.	120	1,259
NASB Financial, Inc.*	220	4,367
National Bankshares, Inc.1	130	3,916
National Financial Partners Corp.*	2,600	34,840
National Interstate Corp.	1,050	27,919
National Penn Bancshares, Inc.1	9,600	91,872
National Western Life Insurance Co. - Class A	60	8,515
Navigators Group, Inc.*	870	43,543
NBT Bancorp, Inc.	2,000	43,180
Nelnet, Inc. - Class A	3,000	69,000
New Hampshire Thrift Bancshares, Inc.	100	1,240
New Mountain Finance Corp.	890	12,629
NewBridge Bancorp*	2,100	9,198
North Valley Bancorp*	100	1,319
Northrim BanCorp, Inc.	800	17,192
Northwest Bancshares, Inc.	5,900	69,089
Norwood Financial Corp.	60	1,697
Oak Valley Bancorp*1	300	2,088
Ocean Shore Holding Co.	110	1,392
OceanFirst Financial Corp.	1,240	17,806
Old Line Bancshares, Inc.	400	4,108
Old National Bancorp	7,700	92,477
OneBeacon Insurance Group Ltd. - Class A	1,430	18,619
Oneida Financial Corp.1	120	1,200
Oppenheimer Holdings, Inc. - Class A	1,400	22,008
Oriental Financial Group, Inc.	2,400	26,592
Oritani Financial Corp.	2,700	38,853
Orrstown Financial Services, Inc.1	533	4,280
Pacific Mercantile Bancorp*1	1,800	12,438
Pacific Premier Bancorp, Inc.*	830	6,972
PacWest Bancorp	2,300	54,441
Palmetto Bancshares, Inc.*	300	2,250
Park National Corp.1	270	18,832
Peapack Gladstone Financial Corp.1	240	3,722
Penns Woods Bancorp, Inc.	100	3,981
Peoples Bancorp, Inc.	790	17,364
PHH Corp.*1	3,400	59,432
Phoenix Cos., Inc.*	8,300	15,355
Pinnacle Financial Partners, Inc.*	2,100	40,971
Piper Jaffray Cos.*	1,300	30,459
Popular, Inc.*	7,700	127,897
Preferred Bank*1	1,500	20,040

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Premier Financial Bancorp, Inc.*	800	$6,000
Presidential Life Corp.	2,000	19,660
Primerica, Inc.	3,200	85,536
Provident Financial Holdings, Inc.	990	11,415
Provident Financial Services, Inc.	5,100	78,285
Pulaski Financial Corp.	1,290	9,559
QC Holdings, Inc.	1,380	5,782
QCR Holdings, Inc.	500	6,550
Radian Group, Inc.1	10,800	35,532
Renasant Corp.	1,300	20,423
Republic Bancorp, Inc. - Class A1	1,200	26,700
Republic First Bancorp, Inc.*	3,300	6,897
Resource America, Inc. - Class A	830	5,295
Riverview Bancorp, Inc.*	450	563
RLI Corp.1	700	47,740
S&T Bancorp, Inc.1	2,100	38,787
Safeguard Scientifics, Inc.*1	1,800	27,864
Safety Insurance Group, Inc.	770	31,293
Sandy Spring Bancorp, Inc.	1,500	27,000
SCBT Financial Corp.	745	26,261
SeaBright Holdings, Inc.1	2,600	23,114
Seacoast Banking Corp. of Florida*	10,707	16,168
Selective Insurance Group, Inc.	4,500	78,345
Shore Bancshares, Inc.	591	3,511
Sierra Bancorp	1,700	16,830
Simmons First National Corp. - Class A	1,400	32,550
Southern National Bancorp of Virginia, Inc.	300	2,274
Southside Bancshares, Inc.1	1,001	22,491
Southwest Bancorp, Inc.*	360	3,388
StanCorp Financial Group, Inc.1	3,300	122,628
State Auto Financial Corp.	3,100	43,555
State Bank Financial Corp.*1	1,780	26,985
StellarOne Corp.	1,640	20,467
Sterling Bancorp	2,900	28,942
Stewart Information Services Corp.1	1,200	18,420
Stifel Financial Corp.*	3,700	114,330
Stratus Properties, Inc.*	20	180
Suffolk Bancorp*	1,200	15,564
SWS Group, Inc.*	2,730	14,551
SY Bancorp, Inc.	1,300	31,135
Symetra Financial Corp.	7,100	89,602
Synovus Financial Corp.1	61,800	122,364
Taylor Capital Group, Inc.*1	1,700	27,863
TCF Financial Corp.	8,400	96,432

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
FINANCIALS (Continued)
Teche Holding Co.	33	$1,282
Territorial Bancorp, Inc.	1,100	25,047
Tompkins Financial Corp.1	800	30,144
Tower Financial Corp.*	300	3,075
Tower Group, Inc.1	3,400	70,958
TowneBank1	2,700	37,800
Trico Bancshares	1,070	16,478
TrustCo Bank Corp. NY	7,700	42,042
Trustmark Corp.	5,111	125,117
Umpqua Holdings Corp.	7,100	93,436
Union First Market Bankshares Corp.	2,300	33,235
United Bancorp, Inc.	300	2,727
United Bankshares, Inc.1	3,100	80,228
United Community Banks, Inc.*1	1,140	9,770
United Community Financial Corp.*	2,500	7,450
United Financial Bancorp, Inc.	1,700	24,446
United Fire Group, Inc.	2,200	46,926
Universal Insurance Holdings, Inc.	3,100	10,571
Univest Corp. of Pennsylvania	1,090	18,018
ViewPoint Financial Group, Inc.	3,300	51,612
Virginia Commerce Bancorp, Inc.*	2,140	18,040
VIST Financial Corp.	610	7,088
Walker & Dunlop, Inc.*	1,000	12,850
Walter Investment Management Corp.	2,300	53,912
Washington Banking Co.1	1,100	15,290
Washington Federal, Inc.	3,000	50,670
Washington Trust Bancorp, Inc.	1,600	39,008
Waterstone Financial, Inc.*1	2,830	10,754
WesBanco, Inc.	2,100	44,646
West Bancorporation, Inc.	1,320	12,553
West Coast Bancorp*	1,040	20,436
White River Capital, Inc.	160	3,626
Wilshire Bancorp, Inc.*	6,000	32,880
Wintrust Financial Corp.1	2,100	74,550
WSFS Financial Corp.	800	32,328
Yadkin Valley Financial Corp.*	1,000	2,650
		8,509,311
HEALTH CARE – 4.2%
Addus HomeCare Corp.*	300	1,473
Affymetrix, Inc.*1	5,700	26,733
Albany Molecular Research, Inc.*	2,850	7,267
Alere, Inc.*	5,500	106,920
Almost Family, Inc.*	670	14,968

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Alphatec Holdings, Inc.*	7,300	$13,432
Amedisys, Inc.*1	2,300	28,635
AMN Healthcare Services, Inc.*	2,330	13,817
Amsurg Corp.*	1,470	44,071
AngioDynamics, Inc.*	690	8,287
Assisted Living Concepts, Inc. - Class A	1,550	22,041
BioClinica, Inc.*	1,400	6,762
Capital Senior Living Corp.*	1,400	14,840
CardioNet, Inc.*1	1,650	3,349
Chindex International, Inc.*	1,280	12,544
Codexis, Inc.*1	3,000	11,220
Community Health Systems, Inc.*	1,660	46,530
CONMED Corp.	1,300	35,971
Cross Country Healthcare, Inc.*	2,510	10,969
CryoLife, Inc.*	1,320	6,904
Emergent Biosolutions, Inc.*	1,700	25,755
Enzo Biochem, Inc.*	3,870	6,463
Exactech, Inc.*	930	15,596
ExamWorks Group, Inc.*	1,540	20,374
Five Star Quality Care, Inc.*	2,800	8,596
Gentiva Health Services, Inc.*	2,600	18,018
Greatbatch, Inc.*	1,010	22,937
Harvard Bioscience, Inc.*	1,510	5,693
Healthways, Inc.*1	2,330	18,593
Heska Corp.	600	6,660
Integramed America, Inc.*1	1,000	13,850
Invacare Corp.	1,750	27,002
Kindred Healthcare, Inc.*	2,700	26,541
Lannett Co., Inc.*	1,410	5,978
LHC Group, Inc.*	1,230	20,861
Magellan Health Services, Inc.*	2,000	90,660
MedAssets, Inc.*	4,600	61,870
Medical Action Industries, Inc.*	1,500	5,220
Merit Medical Systems, Inc.*	2,200	30,382
Molina Healthcare, Inc.*	2,700	63,342
National Healthcare Corp.	260	11,760
Natus Medical, Inc.*	1,640	19,057
PharMerica Corp.*	1,690	18,455
Providence Service Corp.*	1,300	17,823
RTI Biologics, Inc.*	4,190	15,754
Select Medical Holdings Corp.*	10,600	107,166
Solta Medical, Inc.*	3,700	10,841
Sun Healthcare Group, Inc.*	1,980	16,573
Symmetry Medical, Inc.*	2,340	20,077

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Theragenics Corp.*	4,080	$8,201
Triple-S Management Corp. - Class B*	930	17,000
Universal American Corp.*	6,800	71,604
		1,265,435
INDUSTRIALS – 18.2%
A123 Systems, Inc.*1	13,100	16,506
AAR Corp.	3,610	48,663
ABM Industries, Inc.	3,300	64,548
Accuride Corp.*1	3,500	21,000
Aceto Corp.	1,760	15,893
Aegion Corp.*	1,900	33,991
Air Transport Services Group, Inc.*	3,800	19,760
Aircastle Ltd.1	6,300	75,915
Alamo Group, Inc.	620	19,449
Albany International Corp. - Class A	2,500	46,775
Alliant Techsystems, Inc.	2,400	121,368
Allied Motion Technologies, Inc.	520	3,120
American Railcar Industries, Inc.*	1,000	27,100
American Woodmark Corp.*	360	6,156
Ampco-Pittsburgh Corp.	480	8,798
AMREP Corp.*	204	1,234
API Technologies Corp.*1	4,320	15,898
Apogee Enterprises, Inc.1	1,270	20,409
Arkansas Best Corp.	1,450	18,270
Asset Acceptance Capital Corp.*1	2,460	16,728
Asta Funding, Inc.	1,450	13,587
Astec Industries, Inc.*	2,000	61,360
AT Cross Co. - Class A*	1,500	14,805
Atlas Air Worldwide Holdings, Inc.*	2,100	91,371
Brady Corp. - Class A1	3,800	104,538
Briggs & Stratton Corp.1	4,000	69,960
CAI International, Inc.*	830	16,500
Cascade Corp.	500	23,525
CBIZ, Inc.*1	4,300	25,542
CDI Corp.	960	15,744
Ceradyne, Inc.	1,600	41,040
CIRCOR International, Inc.	750	25,567
Columbus McKinnon Corp.*	1,230	18,561
Comfort Systems USA, Inc.	3,500	35,070
Consolidated Graphics, Inc.*	600	17,430
Courier Corp.	1,130	14,973
Covenant Transportation Group, Inc. - Class A*	910	3,385
CPI Aerostructures, Inc.*	1,000	11,000

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
CRA International, Inc.*	550	$8,080
Curtiss-Wright Corp.1	3,500	108,675
Dolan Co.*	3,000	20,190
Ducommun, Inc.*	1,400	13,734
Dycom Industries, Inc.*	2,900	53,969
Dynamic Materials Corp.	700	12,131
Eagle Bulk Shipping, Inc.*	1,362	4,304
Eastern Co.	700	11,305
Ecology and Environment, Inc. - Class A1	550	6,314
EMCOR Group, Inc.1	2,800	77,896
Encore Capital Group, Inc.*	2,100	62,202
Encore Wire Corp.	1,500	40,170
EnergySolutions, Inc.*1	6,900	11,661
EnerNOC, Inc.*1	2,800	20,272
EnerSys*	3,100	108,717
Ennis, Inc.	2,600	39,988
EnPro Industries, Inc.*	1,600	59,792
ESCO Technologies, Inc.	1,500	54,660
Essex Rental Corp.*1	2,200	7,634
Flow International Corp.*	5,400	17,010
FreightCar America, Inc.	1,100	25,267
FTI Consulting, Inc.*1	3,300	94,875
Fuel Tech, Inc.*1	3,100	15,128
Furmanite Corp.*	4,200	20,412
G&K Services, Inc. - Class A	960	29,942
Genco Shipping & Trading Ltd.*1	2,800	8,540
Gencor Industries, Inc.*	1,500	11,325
General Cable Corp.*	3,000	77,820
General Finance Corp.*1	2,660	8,565
Geo Group, Inc.*	4,700	106,784
GeoEye, Inc.*	2,200	34,056
Gibraltar Industries, Inc.*	2,260	23,459
Global Power Equipment Group, Inc.1	1,500	32,760
GrafTech International Ltd.*	11,500	110,975
Granite Construction, Inc.1	3,200	83,552
Great Lakes Dredge & Dock Corp.	5,700	40,584
Greenbrier Cos., Inc.*	2,500	43,950
Griffon Corp.	3,800	32,604
Hardinge, Inc.	300	2,730
Harsco Corp.	6,400	130,432
Hawaiian Holdings, Inc.*	3,350	21,808
Heidrick & Struggles International, Inc.	1,730	30,275
Hill International, Inc.*	2,890	9,248
Hudson Global, Inc.*	1,930	8,048

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Hurco Cos., Inc.*	320	$6,557
ICF International, Inc.*	1,070	25,509
Insteel Industries, Inc.	1,220	13,603
Interline Brands, Inc.*	2,100	52,647
International Shipholding Corp.	487	9,185
JetBlue Airways Corp.*1	22,000	116,600
Kadant, Inc.*	700	16,415
Kelly Services, Inc. - Class A	1,860	24,013
Key Technology, Inc.*	80	800
KEYW Holding Corp.*1	1,900	19,076
Kimball International, Inc. - Class B	2,000	15,400
Korn/Ferry International*	4,000	57,400
Kratos Defense & Security Solutions, Inc.*1	4,050	23,652
Lawson Products, Inc.	1,200	11,100
Layne Christensen Co.*	1,150	23,793
LB Foster Co. - Class A	470	13,447
Lime Energy Co.*	2,700	6,129
LMI Aerospace, Inc.*	700	12,166
LS Starrett Co. - Class A	100	1,157
LSI Industries, Inc.1	2,500	17,800
Lydall, Inc.*	1,240	16,765
Marten Transport Ltd.	1,400	29,764
MasTec, Inc.*1	4,800	72,192
Met-Pro Corp.	1,270	11,697
Metalico, Inc.*	3,490	7,678
Mfri, Inc.*	120	845
Michael Baker Corp.*	1,000	26,090
Miller Industries, Inc.	600	9,558
Mobile Mini, Inc.*	3,400	48,960
Moog, Inc. - Class A*	2,800	115,780
Multi-Color Corp.	1,100	24,464
MYR Group, Inc.*	1,900	32,414
NACCO Industries, Inc. - Class A	519	60,334
National Presto Industries, Inc.1	250	17,442
National Technical Systems, Inc.*	800	5,008
Navigant Consulting, Inc.*	4,700	59,408
NL Industries, Inc.	3,300	41,151
NN, Inc.*	1,900	19,399
Northwest Pipe Co.*	900	21,834
Orbital Sciences Corp.*	3,800	49,096
Orion Marine Group, Inc.*	2,070	14,407
Pacer International, Inc.*	3,400	18,428
PAM Transportation Services, Inc.	1,200	11,580
Pendrell Corp.*	18,700	20,944

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Perma-Fix Environmental Services*	6,040	$7,067
Pike Electric Corp.*	2,220	17,138
PMFG, Inc.*1	2,000	15,620
Powell Industries, Inc.*	1,000	37,360
PowerSecure International, Inc.*	1,600	7,968
Preformed Line Products Co.	390	22,585
Quad/Graphics, Inc.1	1,800	25,884
Quanex Building Products Corp.1	3,200	57,216
RailAmerica, Inc.*	1,160	28,072
RCM Technologies, Inc.*	1,020	5,651
Republic Airways Holdings, Inc.*	3,290	18,259
Resources Connection, Inc.	2,700	33,210
Roadrunner Transportation Systems, Inc.*	1,480	24,997
Rush Enterprises, Inc. - Class A*	2,100	34,335
Rush Enterprises, Inc. - Class B*	980	13,152
Saia, Inc.*	1,080	23,641
Schawk, Inc.	1,700	21,590
SeaCube Container Leasing Ltd.	1,800	30,726
SkyWest, Inc.	4,600	30,038
SL Industries, Inc.*	70	923
Sparton Corp.*	600	5,940
Steelcase, Inc. - Class A1	6,900	62,307
Sterling Construction Co., Inc.*	1,300	13,286
Supreme Industries, Inc. - Class A*1	700	2,737
Sykes Enterprises, Inc.*	3,620	57,775
Sypris Solutions, Inc.	2,330	16,240
Tecumseh Products Co. - Class A*	1,450	7,323
Tecumseh Products Co. - Class B*	1,100	5,390
Tetra Tech, Inc.*	1,750	45,640
Titan Machinery, Inc.*	1,800	54,666
TMS International Corp. - Class A*	1,020	10,169
Tutor Perini Corp.*	3,900	49,413
Twin Disc, Inc.1	1,000	18,490
Ultralife Corp.*	1,890	7,295
Ultrapetrol Bahamas Ltd.*1	3,800	4,484
UniFirst Corp.	966	61,582
United Stationers, Inc.	2,700	72,765
UniTek Global Services, Inc.*	1,830	4,593
Universal Forest Products, Inc.	1,000	38,980
Universal Truckload Services, Inc.	1,100	16,638
USA Truck, Inc.*	600	2,826
UTi Worldwide, Inc.	3,880	56,687
Viad Corp.	1,380	27,600
Vicor Corp.	1,900	13,186

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
VSE Corp.	90	$2,141
Watts Water Technologies, Inc. - Class A	1,878	62,613
Wesco Aircraft Holdings, Inc.*	7,000	89,110
Willis Lease Finance Corp.*	871	10,731
XPO Logistics, Inc.*	1,400	23,520
		5,448,628
INFORMATION TECHNOLOGY – 16.8%
Acxiom Corp.*	1,650	24,931
Advanced Energy Industries, Inc.*	3,600	48,312
Aeroflex Holding Corp.*	7,400	44,770
Agilysys, Inc.*	1,670	14,479
Alliance Fiber Optic Products, Inc.*	450	4,023
Alpha & Omega Semiconductor Ltd.*	1,230	11,255
Amkor Technology, Inc.*1	11,350	55,388
Amtech Systems, Inc.*	610	2,294
ANADIGICS, Inc.*	4,710	8,525
Arris Group, Inc.*1	8,700	121,017
Aviat Networks, Inc.*	3,950	11,060
Avid Technology, Inc.*	2,550	18,946
Axcelis Technologies, Inc.*	9,160	10,992
AXT, Inc.*	2,100	8,295
Bel Fuse, Inc. - Class B	480	8,453
Benchmark Electronics, Inc.*	3,800	53,010
Black Box Corp.	1,020	29,274
Blucora, Inc.*	3,400	41,888
Brightpoint, Inc.*	5,200	28,132
Brooks Automation, Inc.	4,700	44,368
CACI International, Inc. - Class A*1	960	52,819
Calix, Inc.*	2,700	22,194
Cascade Microtech, Inc.*	730	3,322
Checkpoint Systems, Inc.*	3,000	26,130
CIBER, Inc.*	6,500	28,015
Coherent, Inc.*	2,000	86,600
Cohu, Inc.	1,600	16,256
Communications Systems, Inc.	450	5,027
Comtech Telecommunications Corp.	910	26,008
Convergys Corp.	7,900	116,683
CoreLogic, Inc.*	4,500	82,395
CTS Corp.	1,840	17,333
CyberOptics Corp.*	310	2,620
Daktronics, Inc.	2,100	14,511
Digi International, Inc.*	2,200	22,528
Digital River, Inc.*	2,700	44,874

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Diodes, Inc.*	3,000	$56,310
Dot Hill Systems Corp.*	4,170	4,754
DSP Group, Inc.*	1,130	7,164
Dynamics Research Corp.*	730	4,241
EarthLink, Inc.	8,600	63,984
Echelon Corp.*1	4,200	14,616
Electro Rent Corp.	2,500	40,575
Electro Scientific Industries, Inc.	1,900	22,458
Electronics for Imaging, Inc.*	3,600	58,500
Emcore Corp.*1	3,315	14,652
Emulex Corp.*	6,200	44,640
Entegris, Inc.*	9,200	78,568
Entropic Communications, Inc.*1	7,200	40,608
EPIQ Systems, Inc.	1,860	22,785
ePlus, Inc.*	130	4,206
Fabrinet*	2,800	35,140
Fairchild Semiconductor International, Inc.*1	9,200	129,720
Finisar Corp.*	7,400	110,704
First Solar, Inc.*1	7,500	112,950
Frequency Electronics, Inc.*	144	1,164
FSI International, Inc.*1	4,000	14,360
Globecomm Systems, Inc.*	1,470	14,906
GSE Systems, Inc.*	1,000	2,300
GSI Technology, Inc.*1	2,790	13,225
GT Advanced Technologies, Inc.*1	9,000	47,520
Harmonic, Inc.*	8,100	34,506
Hutchinson Technology, Inc.*1	1,600	2,336
ID Systems, Inc.*1	1,600	7,008
Identive Group, Inc.*1	4,400	4,120
IEC Electronics Corp.*	1,180	7,174
Imation Corp.*	2,770	16,371
Insight Enterprises, Inc.*	2,800	47,124
Integrated Device Technology, Inc.*	10,400	58,448
Integrated Silicon Solution, Inc.*	1,750	17,657
Intermec, Inc.*	5,400	33,480
International Rectifier Corp.*	5,350	106,946
Intersil Corp., Class A	8,200	87,330
IntraLinks Holdings, Inc.*	3,400	14,892
Iteris, Inc.*	3,400	4,556
Itron, Inc.*	2,900	119,596
IXYS Corp.*	1,608	17,961
JDA Software Group, Inc.*	2,600	77,194
Kemet Corp.*	2,280	13,703
Key Tronic Corp.*	180	1,483

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Keynote Systems, Inc.	1,220	$18,117
KVH Industries, Inc.*	1,240	15,500
Lattice Semiconductor Corp.*	8,400	31,668
Local.com Corp.*1	1,870	4,525
LoJack Corp.*	2,500	7,550
Mantech International Corp. - Class A	2,000	46,940
Marchex, Inc. - Class B1	2,280	8,231
Mattson Technology, Inc.*	9,000	15,750
Maxwell Technologies, Inc.*	3,200	20,992
MEMC Electronic Materials, Inc.*1	19,300	41,881
MEMSIC, Inc.*1	2,150	5,590
Mercury Computer Systems, Inc.*	1,650	21,334
Meru Networks, Inc.*1	1,000	1,750
Methode Electronics, Inc.	2,410	20,509
Mindspeed Technologies, Inc.*1	4,400	10,824
MKS Instruments, Inc.	2,030	58,728
ModusLink Global Solutions, Inc.*	3,210	9,598
Monster Worldwide, Inc.*1	9,600	81,600
MoSys, Inc.*1	2,700	8,748
Motricity, Inc.*1	6,680	4,142
Multi-Fineline Electronix, Inc.*	1,800	44,352
Nanometrics, Inc.*	2,000	30,720
NAPCO Security Technologies, Inc.*1	880	2,587
NCI, Inc. - Class A*1	660	2,673
NeoPhotonics Corp.*	2,140	10,572
Network Engines, Inc.*	3,890	5,485
Newport Corp.*	2,794	33,584
Newtek Business Services, Inc.*1	4,000	4,960
Novatel Wireless, Inc.*	3,240	8,068
Oclaro, Inc.*1	3,430	10,427
OCZ Technology Group, Inc.*1	5,500	29,150
Official Payments Holdings, Inc.*	870	3,393
OmniVision Technologies, Inc.*	3,600	48,096
Online Resources Corp.*	3,080	7,484
Oplink Communications, Inc.*	1,160	15,695
Opnext, Inc.*1	9,300	11,718
PAR Technology Corp.*	260	1,282
Park Electrochemical Corp.	560	14,493
PC Connection, Inc.	1,120	11,894
PC Mall, Inc.*	920	4,977
Perceptron, Inc.*	400	2,208
Perficient, Inc.*	1,730	19,428
Photronics, Inc.*	4,000	24,400
Plexus Corp.*	2,500	70,500

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
PMC - Sierra, Inc.*	15,700	$96,398
Power-One, Inc.*1	8,700	39,324
QuinStreet, Inc.*1	4,000	37,040
Radisys Corp.*	1,090	6,845
RealNetworks, Inc.	2,010	17,366
Reis, Inc.*	500	4,803
RF Micro Devices, Inc.*	19,500	82,875
Richardson Electronics Ltd.	1,500	18,495
Rimage Corp.1	581	4,648
Rofin-Sinar Technologies, Inc.*	1,710	32,370
Rosetta Stone, Inc.*1	560	7,750
Rubicon Technology, Inc.*1	1,500	15,300
Rudolph Technologies, Inc.*	1,850	16,132
Sanmina-SCI Corp.*	6,420	52,580
Sapiens International Corp. NV*	120	432
ScanSource, Inc.*	1,700	52,088
Seachange International, Inc.*	2,260	18,600
ShoreTel, Inc.*	5,200	22,776
Sigma Designs, Inc.*	2,800	17,864
Silicon Graphics International Corp.*1	3,000	19,260
Smith Micro Software, Inc.*	3,500	6,440
Soundbite Communications, Inc.*1	300	789
Spansion, Inc. - Class A*	4,900	53,802
StarTek, Inc.*	2,200	6,380
STEC, Inc.*1	2,600	20,280
STR Holdings, Inc.*1	2,990	13,634
SunPower Corp.*1	7,400	35,594
Symmetricom, Inc.*	2,980	17,850
SYNNEX Corp.*	2,800	96,572
Take-Two Interactive Software, Inc.*	7,500	70,950
TeleCommunication Systems, Inc. - Class A*	5,070	6,236
TeleNav, Inc.*	2,500	15,325
Tellabs, Inc.	24,100	80,253
TheStreet, Inc.	2,630	3,945
TriQuint Semiconductor, Inc.*	12,600	69,300
TTM Technologies, Inc.*	5,500	51,755
Ultra Clean Holdings*	2,000	12,860
United Online, Inc.	5,751	24,269
Veeco Instruments, Inc.*1	2,060	70,782
Viasystems Group, Inc.*	770	13,090
Virtusa Corp.*	2,100	28,035
Vishay Intertechnology, Inc.*1	9,900	93,357
Vishay Precision Group, Inc.*	930	12,973

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Westell Technologies, Inc. - Class A*	2,668	$6,350
		5,014,552
MATERIALS – 6.9%
A Schulman, Inc.	2,500	49,625
AK Steel Holding Corp.	4,600	27,002
AM Castle & Co.*1	1,500	15,930
American Pacific Corp.*	130	1,370
Boise, Inc.	6,500	42,770
Century Aluminum Co.*	7,300	53,509
Chase Corp.	651	8,593
Chemtura Corp.*	6,400	92,800
Clearwater Paper Corp.*	1,310	44,697
Coeur d'Alene Mines Corp.*	6,400	112,384
Commercial Metals Co.	7,400	93,536
Core Molding Technologies, Inc.*	720	5,933
Ferro Corp.*	5,700	27,360
Friedman Industries, Inc.	630	6,407
FutureFuel Corp.1	3,800	39,938
Georgia Gulf Corp.	2,800	71,876
Hecla Mining Co.1	21,400	101,650
Horsehead Holding Corp.*	4,100	40,836
Intrepid Potash, Inc.*	5,000	113,800
Kaiser Aluminum Corp.	1,500	77,760
KapStone Paper and Packaging Corp.*	2,700	42,795
Kraton Performance Polymers, Inc.*	1,900	41,629
Landec Corp.*	2,030	17,377
Louisiana-Pacific Corp.*1	10,600	115,328
Material Sciences Corp.*	1,200	9,840
Materion Corp.	1,100	25,333
Minerals Technologies, Inc.	1,400	89,292
Northern Technologies International Corp.*	10	115
Olin Corp.1	6,200	129,518
Olympic Steel, Inc.	707	11,609
OM Group, Inc.*	1,800	34,200
Penford Corp.*	1,600	14,320
PH Glatfelter Co.	2,600	42,562
RTI International Metals, Inc.*1	1,700	38,471
Schnitzer Steel Industries, Inc. - Class A	1,270	35,585
Sensient Technologies Corp.	1,450	53,259
Spartech Corp.*	2,380	12,305
Stillwater Mining Co.*1	8,800	75,152
Synalloy Corp.	1,100	12,540
Texas Industries, Inc.1	1,800	70,218

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCKS (Continued)
MATERIALS (Continued)
Tredegar Corp.	2,500	$36,400
U.S. Concrete, Inc.*	1,721	8,510
UFP Technologies, Inc.*	110	1,859
Universal Stainless & Alloy*	130	5,343
Worthington Industries, Inc.	3,500	71,645
Zoltek Cos., Inc.*1	3,000	27,090
		2,050,071
TELECOMMUNICATION SERVICES – 1.3%
Atlantic Tele-Network, Inc.	1,400	47,222
Cbeyond, Inc.*	3,100	20,987
Clearwire Corp. - Class A*1	36,500	40,880
Hawaiian Telcom Holdco, Inc.*1	820	15,998
Iridium Communications, Inc.*1	4,500	40,320
Leap Wireless International, Inc.*	6,800	43,724
Multiband Corp.*	1,200	2,856
Neutral Tandem, Inc.*	2,800	36,904
Premiere Global Services, Inc.*	4,300	36,077
Shenandoah Telecommunications Co.	2,300	31,303
SureWest Communications	40	843
USA Mobility, Inc.	2,200	28,292
Vonage Holdings Corp.*	16,300	32,763
		378,169
TOTAL COMMON STOCKS (Cost $30,046,652)		29,754,228

PREFERRED STOCKS – 0.0%
ENERGY – 0.0%
DHT Holdings, Inc.2	7	0

TOTAL PREFERRED STOCKS (Cost $980)		0

RIGHTS – 0.0%
FINANCIALS – 0.0%
Hampton Roads Bankshares, Inc.*2	3,095	526

TOTAL RIGHTS (Cost $0)		526

SHORT-TERM INVESTMENTS – 2.2%
Federated Treasury Obligations Fund, 0.01%3	663,770	663,770

SHORT-TERM INVESTMENTS (Cost $663,770)		663,770

TOTAL INVESTMENTS – 101.8% (Cost $30,711,402)		30,418,524
Liabilities less other assets – (1.8)%		(536,410)

TOTAL NET ASSETS – 100.0%		$29,882,114

*	Non-income producing security.
1	All or a portion of shares are on loan.
2
The security is valued as its fair value as determined in good faith by Vericimetry Advisors LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

3	Variable rate security; the rate shown represents the rate at June 30, 2012.

See accompanying Notes to Schedule of Investments.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

1. Organization
Vericimetry Funds, a Delaware Statutory Trust (the “Trust”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of June 30, 2012:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks1	$29,754,228	$-	$-	$29,754,228
Preferred Stocks	-	-	-	-
Rights	-	526	-	526
Short-Term Investments	663,770	-	-	663,770
Total Investments in Securities	$30,417,998	$526	$-	$30,418,524

*
The Fund held one Level 2 security at June 30, 2012, which was a set of rights fair valued by the Adviser, in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. The Fund held one Level 3 security at June 30, 2012, which was a preferred stock with no publicly available information related to its valuation. This security was fair valued at $0 by the Adviser in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. There were no transfers between Levels at June 30, 2012.

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value.

Vericimetry U.S. Small Cap Value Fund
Beginning balance at inception on December 27, 2011	$-
Purchases	980
Sales	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(980)
Transfers in and/or out of Level 3	-
Ending balance June 30, 2012	$-
Net change in unrealized appreciation (depreciation) on Level 3 investments held as of 6/30/2012	$(980)

(b)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income.  A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially.  In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities.  In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk.  Collateral will be received and maintained by the Fund’s custodian concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund.  The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice.  While securities are on loan, the borrower will pay the Fund any income from the securities.

Vericimetry Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At June 30, 2012, the market value of securities loaned by the Fund was $6,788,281 and the value on related collateral due to brokers by the Fund was $7,110,344.

3. Federal Income Tax Information
At June 30, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$30,711,404

Gross Unrealized Appreciation	$1,506,721
Gross Unrealized Depreciation	$(1,799,601)

Net Unrealized Appreciation (Depreciation)	$(292,880)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	August 23, 2012

By:	/s/ Carlos Elizondo
Carlos Elizondo
Treasurer

Date:	August 23, 2012